Quarterly Holdings Report
for

Fidelity® Trend Fund

March 31, 2021

TRE-QTLY-0521
1.799849.117

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.6%
Entertainment - 1.9%
Live Nation Entertainment, Inc. (a)	353,300	$29,907
Sea Ltd. ADR (a)	146,900	32,792
		62,699
Interactive Media & Services - 8.8%
Alphabet, Inc. Class A (a)	71,767	148,021
Facebook, Inc. Class A (a)	384,864	113,354
IAC (a)	30,727	6,647
Match Group, Inc. (a)	112,481	15,453
Zillow Group, Inc. Class A (a)	35,500	4,664
		288,139
Media - 0.5%
Cable One, Inc.	9,894	18,090
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	97,175	12,175

TOTAL COMMUNICATION SERVICES		381,103

CONSUMER DISCRETIONARY - 21.8%
Automobiles - 3.0%
Tesla, Inc. (a)	147,330	98,406
Diversified Consumer Services - 0.8%
Arco Platform Ltd. Class A (a)	178,779	4,530
Bright Horizons Family Solutions, Inc. (a)	132,511	22,719
		27,249
Hotels, Restaurants & Leisure - 2.6%
Airbnb, Inc. Class A (b)	82,400	15,486
Chipotle Mexican Grill, Inc. (a)	13,568	19,278
Compass Group PLC (a)	760,800	15,371
Deliveroo Holdings PLC (a)	236,800	1,273
Hilton Worldwide Holdings, Inc.	246,924	29,858
Vail Resorts, Inc.	16,900	4,929
		86,195
Internet & Direct Marketing Retail - 10.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	53,400	12,107
Amazon.com, Inc. (a)	75,245	232,816
Chewy, Inc. (a)(b)	117,250	9,932
Coupang, Inc. Class A (a)(b)	28,000	1,382
Etsy, Inc. (a)	83,100	16,759
Farfetch Ltd. Class A (a)	573,700	30,418
The Booking Holdings, Inc. (a)	12,100	28,191
Wayfair LLC Class A (a)	18,407	5,794
		337,399
Specialty Retail - 0.9%
Floor & Decor Holdings, Inc. Class A (a)	113,800	10,866
TJX Companies, Inc.	277,350	18,347
		29,213
Textiles, Apparel & Luxury Goods - 4.2%
Capri Holdings Ltd. (a)	287,800	14,678
Hermes International SCA	22,900	25,351
lululemon athletica, Inc. (a)	22,400	6,870
LVMH Moet Hennessy Louis Vuitton SE	39,530	26,404
Moncler SpA	206,600	11,840
NIKE, Inc. Class B	320,981	42,655
Ralph Lauren Corp.	62,900	7,747
		135,545

TOTAL CONSUMER DISCRETIONARY		714,007

CONSUMER STAPLES - 1.9%
Beverages - 0.5%
Monster Beverage Corp. (a)	164,459	14,981
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	95,047	33,502
Zur Rose Group AG (a)	35,470	13,323
		46,825

TOTAL CONSUMER STAPLES		61,806

FINANCIALS - 4.2%
Banks - 0.9%
Bank of America Corp.	451,700	17,476
HDFC Bank Ltd. sponsored ADR (a)	154,798	12,026
		29,502
Capital Markets - 3.3%
Ares Management Corp.	166,000	9,301
BlackRock, Inc. Class A	15,859	11,957
Brookfield Asset Management, Inc. Class A	280,300	12,473
Intercontinental Exchange, Inc.	131,900	14,731
MarketAxess Holdings, Inc.	31,120	15,495
Moody's Corp.	68,011	20,309
MSCI, Inc.	57,413	24,072
		108,338

TOTAL FINANCIALS		137,840

HEALTH CARE - 11.0%
Biotechnology - 0.4%
Regeneron Pharmaceuticals, Inc. (a)	30,269	14,321
Health Care Equipment & Supplies - 5.0%
Boston Scientific Corp. (a)	2,192	85
Danaher Corp.	111,900	25,186
Hoya Corp.	121,800	14,335
IDEXX Laboratories, Inc. (a)	64,055	31,343
Insulet Corp. (a)	38,813	10,127
Intuitive Surgical, Inc. (a)	27,856	20,584
Masimo Corp. (a)	88,787	20,391
Stryker Corp.	81,607	19,878
West Pharmaceutical Services, Inc.	71,057	20,022
		161,951
Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc.	24,692	9,187
Health Care Technology - 0.6%
Inspire Medical Systems, Inc. (a)	46,200	9,563
Teladoc Health, Inc. (a)(b)	61,700	11,214
		20,777
Life Sciences Tools & Services - 1.8%
10X Genomics, Inc. (a)	16,400	2,968
Sartorius Stedim Biotech	35,900	14,785
Thermo Fisher Scientific, Inc.	88,867	40,557
		58,310
Pharmaceuticals - 2.9%
AstraZeneca PLC (United Kingdom)	54,700	5,460
Eli Lilly & Co.	185,951	34,739
Horizon Therapeutics PLC (a)	252,300	23,222
Zoetis, Inc. Class A	208,500	32,835
		96,256

TOTAL HEALTH CARE		360,802

INDUSTRIALS - 7.5%
Aerospace & Defense - 2.7%
Axon Enterprise, Inc. (a)	163,817	23,331
HEICO Corp. Class A	234,088	26,592
Howmet Aerospace, Inc. (a)	572,000	18,378
TransDigm Group, Inc. (a)	35,677	20,975
		89,276
Airlines - 0.7%
Southwest Airlines Co.	366,000	22,348
Commercial Services & Supplies - 1.0%
Cintas Corp.	68,503	23,381
Waste Connection, Inc. (United States)	103,300	11,154
		34,535
Electrical Equipment - 0.2%
Plug Power, Inc. (a)(b)	170,400	6,107
Machinery - 0.8%
Nordson Corp.	65,233	12,960
Otis Worldwide Corp.	210,400	14,402
		27,362
Professional Services - 0.7%
CoStar Group, Inc. (a)	26,587	21,852
Road & Rail - 1.0%
Uber Technologies, Inc. (a)	592,265	32,284
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	214,400	12,594

TOTAL INDUSTRIALS		246,358

INFORMATION TECHNOLOGY - 42.0%
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	198,880	13,120
CDW Corp.	80,966	13,420
Novanta, Inc. (a)	149,695	19,743
Zebra Technologies Corp. Class A (a)	31,467	15,267
		61,550
IT Services - 9.8%
Adyen BV (a)(c)	9,637	21,504
Black Knight, Inc. (a)	196,573	14,544
EPAM Systems, Inc. (a)	57,486	22,804
Euronet Worldwide, Inc. (a)	190,301	26,319
Gartner, Inc. (a)	135,330	24,704
Globant SA (a)	149,731	31,086
Jack Henry & Associates, Inc.	111,677	16,944
MasterCard, Inc. Class A	387,237	137,876
MongoDB, Inc. Class A (a)	48,884	13,073
Snowflake Computing, Inc.	27,500	6,305
Square, Inc. (a)	30,850	7,004
		322,163
Semiconductors & Semiconductor Equipment - 8.7%
ASML Holding NV	37,102	22,905
Lam Research Corp.	45,117	26,855
Marvell Technology Group Ltd.	625,800	30,652
Microchip Technology, Inc.	380,638	59,083
Micron Technology, Inc. (a)	255,900	22,573
Monolithic Power Systems, Inc.	82,400	29,105
NVIDIA Corp.	173,509	92,642
		283,815
Software - 14.7%
Adobe, Inc. (a)	95,334	45,319
ANSYS, Inc. (a)	64,191	21,797
Atlassian Corp. PLC (a)	83,384	17,574
Autodesk, Inc. (a)	84,629	23,455
Cadence Design Systems, Inc. (a)	194,069	26,586
Cloudflare, Inc. (a)	90,446	6,355
Coupa Software, Inc. (a)	32,864	8,363
Digital Turbine, Inc. (a)	116,200	9,338
Duck Creek Technologies, Inc. (a)(b)	177,300	8,003
Fair Isaac Corp. (a)	38,583	18,753
Five9, Inc. (a)	104,087	16,272
Intuit, Inc.	64,221	24,600
Microsoft Corp.	786,100	185,339
Paycom Software, Inc. (a)	44,600	16,505
RingCentral, Inc. (a)	32,638	9,722
Salesforce.com, Inc. (a)	70,737	14,987
ServiceNow, Inc. (a)	39,100	19,554
The Trade Desk, Inc. (a)	17,117	11,154
		483,676
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	1,845,500	225,428

TOTAL INFORMATION TECHNOLOGY		1,376,632

UTILITIES - 0.4%
Electric Utilities - 0.2%
NextEra Energy, Inc.	97,100	7,342
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp.	133,763	6,260

TOTAL UTILITIES		13,602

TOTAL COMMON STOCKS
(Cost $1,934,801)		3,292,150

Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Topgolf International, Inc. Series F (a)(d)	62,891	1,410
Internet & Direct Marketing Retail - 0.2%
The Honest Co., Inc.:
Series D (a)(d)(e)	87,422	2,661
Series E (a)(d)(e)	102,016	2,698
		5,359
TOTAL CONVERTIBLE PEREFERRED STOCKS
(Cost $6,870)		6,769

Money Market Funds - 0.9%
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)
(Cost $29,866)	29,863,182	29,866
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $1,971,537)		3,328,785
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(48,938)
NET ASSETS - 100%		$3,279,847

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,504,000 or 0.7% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,770,000 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
The Honest Co., Inc. Series D	8/3/15	$4,000
The Honest Co., Inc. Series E	9/28/17	$2,000
Topgolf International, Inc. Series F	11/10/17	$870

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3
Fidelity Securities Lending Cash Central Fund	6
Total	$9

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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